UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2017

Date of reporting period:	4/30/2017

Item 1. Schedule of Investments

Target International Equity Portfolio

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS
Australia — 4.9%
Arrium Ltd.*^	783,800	$59
Asaleo Care Ltd.	385,000	516,643
Ausdrill Ltd.	101,200	103,428
Australia & New Zealand Banking Group Ltd.	38,100	932,650
Bank of Queensland Ltd.	100,769	901,593
Bendigo & Adelaide Bank Ltd.	77,000	708,608
BHP Billiton PLC	192,463	2,934,144
Caltex Australia Ltd.	107,266	2,394,315
CSR Ltd.	247,500	907,557
Downer EDI Ltd.	174,800	768,131
Fortescue Metals Group Ltd.	195,100	773,309
Harvey Norman Holdings Ltd.(a)	183,200	574,633
LendLease Group	103,900	1,247,388
Metcash Ltd.*	470,100	756,825
Mineral Resources Ltd.	69,900	559,041
Myer Holdings Ltd.(a)	598,900	497,619
National Australia Bank Ltd.	35,768	907,868
Primary Health Care Ltd.	75,000	190,170
Qantas Airways Ltd.	296,649	940,339
Seven Group Holdings Ltd.	46,900	389,064
Seven West Media Ltd.	535,500	296,321
Wesfarmers Ltd.	36,700	1,181,357

		18,481,062

Austria — 0.8%
OMV AG	40,400	1,860,872
voestalpine AG	24,500	1,021,391

		2,882,263

Belgium — 1.2%
AGFA-Gevaert NV*	121,300	615,776
Anheuser-Busch InBev SA/NV	24,187	2,727,579
KBC Group NV	14,838	1,072,298

		4,415,653

Brazil — 0.4%
BB Seguridade Participacoes SA	171,800	1,612,968

Canada — 1.6%
Canadian National Railway Co.	25,040	1,809,968
National Bank of Canada	44,200	1,717,746
Suncor Energy, Inc.	82,830	2,595,852

		6,123,566

China — 0.1%
CITIC Telecom International Holdings Ltd.	1,598,600	492,915

Denmark — 1.4%
A.P. Moller-Maersk A/S (Class B Stock)	612	1,055,721
Carlsberg A/S (Class B Stock)	17,135	1,709,774
Danske Bank A/S	46,600	1,694,307
Dfds A/S	14,300	852,657

		5,312,459

Finland — 1.2%
Sampo Oyj (Class A Stock)	42,729	2,044,910
Tieto Oyj	16,800	526,783
UPM-Kymmene Oyj	77,400	2,039,236

		4,610,929

France — 11.4%
Air Liquide SA	20,775	2,503,104
Airbus SE	14,823	1,199,073
Arkema SA	7,500	794,124
Atos SE	14,700	1,925,486
AXA SA	34,900	931,138
BNP Paribas SA	19,400	1,369,199
Cap Gemini SA	30,593	3,063,035
Carrefour SA	62,400	1,469,599
Cie Generale des Etablissements Michelin	33,859	4,428,799
CNP Assurances	44,800	935,818
Credit Agricole SA	75,300	1,120,002
Electricite de France SA	61,400	512,553
Engie SA	71,900	1,013,795
Orange SA	118,100	1,827,877
Renault SA	12,000	1,119,015
Sanofi	44,700	4,223,878
SCOR SE	26,000	1,028,483
Societe Generale SA	25,100	1,376,302
Sopra Steria Group	4,700	704,669
TOTAL SA	48,500	2,489,664
Valeo SA	70,870	5,099,816
Vinci SA	39,622	3,377,326

		42,512,755

Germany — 7.3%
Allianz SE	11,100	2,113,195
Aurubis AG	10,100	705,844
BASF SE	15,800	1,539,222
Bayer AG	13,600	1,682,772
Bayerische Motoren Werke AG	18,800	1,796,187
Daimler AG	35,000	2,608,005
Deutsche Bank AG*	61,050	1,097,730
Deutsche Lufthansa AG*	50,300	867,789
Deutsche Post AG	27,900	1,002,833
E.ON SE	33,000	257,248
Evonik Industries AG	28,900	964,972
Hannover Rueck SE	6,900	827,754
METRO AG	45,200	1,487,504
Muenchener Rueckversicherungs-Gesellschaft AG	8,700	1,667,959
Rheinmetall AG	15,300	1,404,384
SAP SE	36,857	3,691,823
Siemens AG	11,100	1,592,218
STADA Arzneimittel AG	8,800	623,571
Uniper SE*	3,300	54,160
Volkswagen AG	7,300	1,177,091

		27,162,261

Hong Kong — 2.3%
Cheung Kong Property Holdings Ltd.	58,900	421,678
China Resources Cement Holdings Ltd.	946,000	517,229
Kingboard Chemical Holdings Ltd.	177,580	639,564
Lee & Man Paper Manufacturing Ltd.	1,351,600	1,058,310
PCCW Ltd.	938,000	529,571
Skyworth Digital Holdings Ltd.	1,483,300	860,677
Tongda Group Holdings Ltd.(a)	2,621,800	1,029,866
WH Group Ltd., 144A	1,975,000	1,762,003

Wheelock & Co. Ltd.	113,000	880,204
Yue Yuen Industrial Holdings Ltd.	249,300	985,539

		8,684,641

Ireland — 1.2%
James Hardie Industries PLC	93,507	1,582,171
Ryanair Holdings PLC, ADR*	18,076	1,661,727
Smurfit Kappa Group PLC	49,900	1,338,265

		4,582,163

Israel — 0.4%
Bank Hapoalim BM	110,800	690,983
Teva Pharmaceutical Industries Ltd.	20,600	653,310

		1,344,293

Italy — 1.6%
Astaldi SpA	57,600	377,813
Enel SpA	495,000	2,353,325
Mediobanca SpA	96,700	929,923
UniCredit SpA	137,304	2,235,653

		5,896,714

Japan — 20.8%
ABC-Mart, Inc.	23,700	1,317,475
Aoyama Trading Co. Ltd.	13,700	489,478
Asahi Kasei Corp.	107,000	1,020,310
Astellas Pharma, Inc.	90,700	1,196,071
cocokara fine, Inc.	16,600	784,842
Concordia Financial Group, Ltd.	148,000	680,770
Daiwa House Industry Co. Ltd.	127,480	3,789,849
Don Quijote Holdings Co. Ltd.	82,800	3,016,729
Dowa Holdings Co. Ltd.	106,000	789,132
Enplas Corp.	14,300	390,797
Fuji Oil Holdings, Inc.	54,600	1,281,119
Fujikura Ltd.	234,900	1,765,976
Fuyo General Lease Co. Ltd.	18,600	868,324
Heiwa Corp.	43,400	1,118,530
Hoshizaki Corp.	12,200	1,017,879
Isuzu Motors Ltd.	264,100	3,589,671
Japan Airlines Co. Ltd.	29,800	941,125
Kaneka Corp.	80,000	630,787
KDDI Corp.	148,300	3,932,037
Keihin Corp.	43,200	679,750
Keiyo Bank Ltd. (The)	128,000	557,556
KYORIN Holdings, Inc.	34,000	712,275
Kyowa Exeo Corp.	47,500	717,672
Lintec Corp.	34,900	769,500
Makita Corp.	58,400	2,083,694
Marubeni Corp.	150,500	927,642
Matsumotokiyoshi Holdings Co. Ltd.	17,100	857,615
Mazda Motor Corp.	49,200	726,796
Medipal Holdings Corp.	35,600	589,820
Mitsubishi Gas Chemical Co., Inc.	37,700	806,145
Mitsubishi UFJ Financial Group, Inc.	271,300	1,719,119
Mixi, Inc.	19,300	1,070,652
Mizuho Financial Group, Inc.	681,100	1,245,003
NEC Corp.	248,000	616,647
Nichi-iko Pharmaceutical Co. Ltd.	28,200	437,772
Nippon Telegraph & Telephone Corp.	80,200	3,437,023
Nishi-Nippon Financial Holdings, Inc.	66,740	636,396

Nissan Motor Co. Ltd.	194,800	1,855,582
Nisshinbo Holdings, Inc.	65,300	667,506
NTT DOCOMO, Inc.	40,300	975,143
Resona Holdings, Inc.	367,400	2,042,447
Sankyu, Inc.	90,000	571,580
Sawai Pharmaceutical Co. Ltd.	7,200	393,445
Seino Holdings Co. Ltd.	66,300	767,879
Seven & i Holdings Co. Ltd.	33,900	1,431,732
Shimachu Co. Ltd.	27,300	631,283
Shinko Electric Industries Co. Ltd.	74,000	529,361
Ship Healthcare Holdings, Inc.	31,400	845,030
Shizuoka Gas Co. Ltd.	17,100	116,204
SKY Perfect JSAT Holdings, Inc.	166,600	764,003
Sony Corp.	105,000	3,603,006
Sumitomo Heavy Industries Ltd.	134,000	934,795
Sumitomo Mitsui Financial Group, Inc.	108,800	4,039,814
Sumitomo Osaka Cement Co. Ltd.	202,200	877,564
T-Gaia Corp.	26,700	460,707
Toagosei Co. Ltd.	61,700	724,863
Toho Holdings Co. Ltd.	31,400	682,670
Tokai Rika Co. Ltd.	53,600	997,845
Towa Pharmaceutical Co. Ltd.	9,000	449,151
Toyo Tire & Rubber Co. Ltd.	36,200	636,745
Toyoda Gosei Co. Ltd.	34,100	906,248
Toyota Motor Corp.	15,964	863,984
Tsubakimoto Chain Co.	83,800	736,665
Ube Industries Ltd.	482,000	1,120,535
United Arrows Ltd.	30,000	929,509
Yokohama Rubber Co. Ltd. (The)	50,750	996,502

		77,763,776

Liechtenstein — 0.1%
VP Bank AG	1,895	218,185

Luxembourg — 0.3%
RTL Group SA	12,107	938,352

Netherlands — 4.2%
Aegon NV	106,800	545,093
ING Groep NV	93,600	1,525,638
Koninklijke Ahold Delhaize NV	110,562	2,290,324
Koninklijke KPN NV	371,137	1,072,966
Koninklijke Philips NV	47,000	1,623,028
NN Group NV	25,600	848,762
Royal Dutch Shell PLC (Class A Stock)(XLON)	135,680	3,523,407
Royal Dutch Shell PLC (Class B Stock)	40,100	1,066,942
TKH Group NV	10,600	487,232
Wolters Kluwer NV	66,136	2,806,429

		15,789,821

New Zealand — 0.4%
Air New Zealand Ltd.	501,100	876,893
Fletcher Building Ltd.	126,700	743,523

		1,620,416

Norway — 1.9%
DNB ASA	97,000	1,513,813
Marine Harvest ASA*	37,000	615,610
Statoil ASA	131,372	2,163,552
Telenor ASA	120,011	1,938,612
Yara International ASA	22,900	851,536

		7,083,123

Philippines — 0.0%
Alliance Global Group, Inc.	431,000	127,675

Portugal — 0.3%
EDP — Energias de Portugal SA	316,500	1,044,522

Singapore — 1.0%
DBS Group Holdings Ltd.	203,900	2,815,940
United Overseas Bank Ltd.	69,400	1,080,539

		3,896,479

South Africa — 0.2%
Mondi PLC	28,900	747,686

Spain — 2.0%
Banco Bilbao Vizcaya Argentaria SA	93,500	749,087
Banco Santander SA	128,417	836,885
Distribuidora Internacional de Alimentacion SA	162,500	966,194
Gas Natural SDG SA	46,500	1,050,785
Iberdrola SA	158,100	1,136,545
Red Electrica Corp. SA	67,087	1,307,469
Repsol SA	88,500	1,396,827

		7,443,792

Sweden — 3.1%
Assa Abloy AB (Class B Stock)	139,216	3,013,313
Boliden AB	39,200	1,119,878
JM AB	21,500	756,450
Nordea Bank AB	301,994	3,714,170
SAS AB*(a)	285,948	471,314
Swedbank AB (Class A Stock)	80,496	1,907,758
Telia Co. AB	164,900	671,364

		11,654,247

Switzerland — 7.0%
Aryzta AG*	19,800	642,824
Autoneum Holding AG	2,600	768,378
Baloise Holding AG	10,200	1,495,683
Bucher Industries AG	1,840	593,217
Cembra Money Bank AG*	8,300	708,094
Credit Suisse Group AG*	75,100	1,145,347
Georg Fischer AG	1,300	1,225,858
Helvetia Holding AG	1,700	944,003
Julius Baer Group Ltd.*	27,509	1,434,504
Novartis AG	54,603	4,203,616
Roche Holding AG	9,300	2,433,480
Swiss Life Holding AG*	7,100	2,310,611
Swiss Re AG	29,100	2,531,100
UBS Group AG*	58,900	1,005,472
Wolseley PLC	49,030	3,116,213
Zurich Insurance Group AG	6,300	1,743,452

		26,301,852

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	83,000	2,744,810

Turkey — 0.3%
Turkiye Garanti Bankasi AS	383,569	1,035,427

United Kingdom — 16.3%
3i Group PLC	155,800	1,601,166
Amec Foster Wheeler PLC	27,600	193,772
AstraZeneca PLC	9,600	574,940
Aviva PLC	159,700	1,086,028
BAE Systems PLC	333,200	2,706,248
Barclays PLC	229,000	627,097
Barratt Developments PLC	125,500	941,705
Beazley PLC	124,500	709,292
Bellway PLC	37,800	1,393,141
Berkeley Group Holdings PLC	29,100	1,227,368
Bovis Homes Group PLC	69,200	825,140
BP PLC	398,300	2,280,119
British American Tobacco PLC	66,216	4,473,785
BT Group PLC	499,868	1,971,959
Carillion PLC(a)	188,500	542,953
Centrica PLC	319,200	817,936
ConvaTec Group PLC, 144A*	139,705	555,521
Debenhams PLC	308,200	204,404
Diageo PLC	73,375	2,135,744
easyJet PLC	45,200	683,712
GKN PLC	238,100	1,106,515
GlaxoSmithKline PLC	173,900	3,500,243
Go-Ahead Group PLC	24,800	562,012
Howden Joinery Group PLC	196,492	1,178,222
HSBC Holdings PLC	186,000	1,533,819
Inchcape PLC	28,300	313,070
Informa PLC	171,389	1,425,048
Intermediate Capital Group PLC	88,748	898,284
International Consolidated Airlines Group SA	124,600	903,372
J Sainsbury PLC	569,000	2,028,751
Kingfisher PLC	296,800	1,313,029
Lloyds Banking Group PLC	992,500	891,790
Man Group PLC	366,600	729,580
Marks & Spencer Group PLC	245,300	1,164,233
Marston’s PLC	87,720	162,410
Meggitt PLC	116,500	697,670
Old Mutual PLC	318,612	800,224
Paragon Group of Cos. PLC (The)	142,700	864,587
Provident Financial PLC	36,683	1,522,615
Prudential PLC	217,592	4,829,216
Redrow PLC	149,800	1,119,057
RELX PLC	139,342	2,825,127
Royal Mail PLC	124,900	651,305
SSE PLC	70,600	1,271,817
Unilever PLC	55,284	2,844,275
Vesuvius PLC	48,900	336,195

		61,024,496

United States — 1.9%
Aon PLC	24,170	2,896,533
Boart Longyear Ltd.*	56,600	1,865
Shire PLC	70,325	4,146,285

		7,044,683

TOTAL LONG-TERM INVESTMENTS (cost $312,328,758)		360,593,984

SHORT-TERM INVESTMENTS — 2.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	6,894,764	$6,894,764
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $3,314,973; includes $3,312,963 of cash collateral for securities on loan)(b)(w)	3,314,665	3,315,328

TOTAL SHORT-TERM INVESTMENTS (cost $10,209,737)		10,210,092

TOTAL INVESTMENTS — 99.0% (cost $322,538,495)(x)		370,804,076
Other assets in excess of liabilities — 1.0%		3,902,529

NET ASSETS — 100.0%		$374,706,605

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $59 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,126,661; cash collateral of $3,312,963 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(w)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$324,224,685

Appreciation	62,161,869
Depreciation	(15,582,478)

Net Unrealized Appreciation	$46,579,391

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$18,481,003	$59
Austria	—	2,882,263	—
Belgium	—	4,415,653	—
Brazil	1,612,968	—	—
Canada	6,123,566	—	—
China	—	492,915	—
Denmark	—	5,312,459	—
Finland	—	4,610,929	—
France	—	42,512,755	—
Germany	—	27,162,261	—
Hong Kong	—	8,684,641	—
Ireland	1,661,727	2,920,436	—

Israel	—	1,344,293	—
Italy	—	5,896,714	—
Japan	—	77,763,776	—
Liechtenstein	—	218,185	—
Luxembourg	—	938,352	—
Netherlands	—	15,789,821	—
New Zealand	—	1,620,416	—
Norway	—	7,083,123	—
Philippines	—	127,675	—
Portugal	—	1,044,522	—
Singapore	—	3,896,479	—
South Africa	—	747,686	—
Spain	—	7,443,792	—
Sweden	—	11,654,247	—
Switzerland	—	26,301,852	—
Taiwan	2,744,810	—	—
Turkey	—	1,035,427	—
United Kingdom	—	61,024,496	—
United States	2,896,533	4,148,150	—
Affiliated Mutual Funds	10,210,092	—	—

Total	$25,249,696	$345,554,321	$59

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2017 were as follows :
Banks	12.0%
Insurance	8.5
Pharmaceuticals	5.6
Oil, Gas & Consumable Fuels	5.3
Auto Components	4.2
Automobiles	3.7
Food & Staples Retailing	3.5
Diversified Telecommunication Services	3.2
Chemicals	3.1
Household Durables	2.9
Affiliated Mutual Funds (including 0.9% of collateral for securities on loan)	2.7
Capital Markets	2.2
Metals & Mining	2.1
Electric Utilities	2.0
Airlines	2.0
Machinery	1.8
Beverages	1.8
Real Estate Management & Development	1.7
IT Services	1.7
Professional Services	1.5
Trading Companies & Distributors	1.5
Multiline Retail	1.5
Industrial Conglomerates	1.4
Specialty Retail	1.4
Construction & Engineering	1.3
Wireless Telecommunication Services	1.3
Construction Materials	1.2
Aerospace & Defense	1.2
Tobacco	1.2
Food Products	1.1
Biotechnology	1.1

Paper & Forest Products	1.0
Road & Rail	1.0
Software	1.0
Media	0.9
Personal Products	0.9
Semiconductors & Semiconductor Equipment	0.9
Building Products	0.8
Health Care Providers & Services	0.6
Electrical Equipment	0.6
Consumer Finance	0.6
Multi-Utilities	0.6
Electronic Equipment, Instruments & Components	0.6
Marine	0.5
Air Freight & Logistics	0.4
Containers & Packaging	0.4
Gas Utilities	0.3
Leisure Products	0.3
Internet Software & Services	0.3
Textiles, Apparel & Luxury Goods	0.3
Diversified Financial Services	0.2
Thrifts & Mortgage Finance	0.2
Commercial Services & Supplies	0.2
Technology Hardware, Storage & Peripherals	0.2
Health Care Technology	0.2
Health Care Equipment & Supplies	0.1
Distributors	0.1
Energy Equipment & Services	0.1
Hotels, Restaurants & Leisure	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*

	99.0
Other assets in excess of liabilities	1.0

	100.0%

*	Less than +/- 0.05%

Prudential Core Bond Fund

Schedule of Investments

as of April 30, 2017 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.2%
ASSET-BACKED SECURITIES — 14.2%
Collateralized Loan Obligations — 7.9%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.183	%(c)	07/15/26	500	$500,007
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	2.696	%(c)	07/20/26	750	751,596
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A	2.648	%(c)	10/15/28	250	251,330
Atlas Sr. Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.452	%(c)	07/16/26	500	500,704
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.618	%(c)	07/17/26	250	250,410
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.484	%(c)	08/05/27	250	251,196
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.406	%(c)	10/15/28	250	253,138
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.688	%(c)	04/18/27	250	250,180
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A	2.703	%(c)	01/24/29	250	250,414
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class AR, 144A	2.356	%(c)	10/20/26	500	498,744
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.688	%(c)	07/18/27	500	502,603
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.485	%(c)	04/13/27	500	500,264
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.308	%(c)	04/17/25	250	250,310
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A	2.408	%(c)	04/15/29	750	750,000
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 144A	2.606	%(c)	01/20/29	250	251,120
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.289	%(c)	05/15/25	500	499,861
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A	2.187	%(c)	07/27/26	500	500,654
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1B, 144A	2.391	%(c)	04/20/31	750	750,312
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.703	%(c)	04/22/27	250	250,386
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.358	%(c)	07/15/26	250	249,977
Elevation CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A	2.338	%(c)	10/15/26	500	500,018
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.708	%(c)	04/18/27	250	251,342
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A	2.408	%(c)	01/16/26	250	250,128
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 144A	2.437	%(c)	10/15/26	500	500,246
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	2.484	%(c)	05/05/27	250	250,418
ICG US CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A(g)	2.306	%(c)	04/20/26	200	199,700
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, MTN	2.698	%(c)	04/15/27	250	250,387
Jamestown CLO LX Ltd. (Cayman Islands), Series 2016-9A, Class A1B, 144A	2.656	%(c)	10/20/28	250	249,816

KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.339	%(c)	05/15/26	500	500,108
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A	2.358	%(c)	10/15/26	750	750,376
KVK CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.632	%(c)	05/20/27	250	250,568
Limerock CLO III LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.356	%(c)	10/20/26	500	500,245
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1A, 144A	2.433	%(c)	10/23/25	750	750,627
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A	2.278	%(c)	01/18/27	500	500,606
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.396	%(c)	10/15/26	250	250,050
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A, MTN	2.618	%(c)	07/15/27	250	249,606
Ocean Trails CLO VI (Cayman Islands), Series 2016-6A, Class A2A, 144A	2.848	%(c)	07/15/28	250	252,152
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.480	%(c)	10/30/27	500	501,559
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A	2.406	%(c)	01/20/29	750	752,390
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.528	%(c)	01/17/27	500	499,791
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.552	%(c)	05/21/27	500	502,049
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	3.166	%(c)	07/25/26	500	500,507
Regatta VIII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.672	%(c)	12/20/28	250	250,371
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.608	%(c)	10/15/26	248	248,380
Sound Point CLO XII Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A	2.816	%(c)	10/20/28	250	251,450
TICP CLO VI Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A	2.434	%(c)	01/15/29	500	499,346
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.856	%(c)	10/25/28	500	502,261
Voya CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.576	%(c)	07/25/26	750	751,207
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.376	%(c)	04/20/26	1,000	999,671
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A	2.806	%(c)	10/20/28	500	503,130
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A^	2.431	%(c)	04/20/29	250	250,000
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.434	%(c)	11/07/25	250	249,984

					21,981,695

Non-Residential Mortgage-Backed Securities — 5.5%
American Express Credit Account Master Trust, Series 2017-2, Class A	1.444	%(c)	09/16/24	1,200	1,209,549
Americredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	100	99,405
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	600	599,422

Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	300	300,172
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	900	909,125
Chase Issuance Trust, Series 2017-A2, Class A	1.291	%(c)	03/15/24	500	501,395
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3	1.476	%(c)	12/07/23	1,000	1,008,523
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5^	1.642	%(c)	04/22/26	600	600,000
Discover Card Execution Note Trust, Series 2017-A1, Class A1	1.484	%(c)	07/15/24	1,000	1,007,871
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%		10/15/26	800	793,946
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	200	199,668
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	800	799,596
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%		08/15/28	1,500	1,515,939
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	200	199,290
Hertz Vehicle Financing LLC, Series 2016-4A, Class A, 144A	2.650%		07/25/22	500	491,382
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	800	799,809
Onemain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21	45	44,700
Onemain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	1,600	1,599,672
Onemain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	1,000	1,001,705
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	124	123,710
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	253	254,173
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	345	348,810
Springleaf Funding Trust, Series 2016-AA, Class A, 144A	2.900%		11/15/29	800	804,016
Volt LVII LLC, Series 2017-NPL4, Class A1, 144A^	3.375%		04/25/47	170	170,000

					15,381,878

Residential Mortgage-Backed Securities — 0.8%
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	%(c)	07/26/36	293	292,979
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	3.934	%(c)	12/26/46	838	834,657
Credit Suisse Mortgage Trust, Series 2016-12R, Class 1A1, 144A	3.280	%(c)	02/28/47	700	704,440
RAAC Trust, Series 2007-SP3, Class A1	2.191	%(c)	09/25/47	325	321,992

					2,154,068

TOTAL ASSET-BACKED SECURITIES (cost $39,390,427)					39,517,641

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.5%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%		05/15/49	300	298,365
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937%		08/14/36	500	492,243
CD Mortgage Trust, Series 2016-CD1, Class A3	2.459%		08/10/49	500	476,972

CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2	3.585%		12/10/54	2,000	2,049,238
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.878%		02/10/48	1,100	1,088,090
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A3	2.896%		11/15/49	900	881,730
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	800	779,511
Fannie Mae-ACES, Series 2015-M7, Class AB2	2.502%		12/25/24	1,000	970,749
Fannie Mae-ACES, Series 2016-M7, Class AB2	2.385%		09/25/26	200	186,980
Fannie Mae-ACES, Series 2016-M11, Class A2	2.369	%(c)	07/25/26	1,200	1,152,642
Fannie Mae-ACES, Series 2016-M13, Class A2	2.477	%(c)	09/25/26	1,900	1,845,115
Fannie Mae-ACES, Series 2017-M1, Class A2	2.417	%(c)	10/25/26	500	484,825
Fannie Mae-ACES, Series 2017-M4, Class A2	2.597	%(c)	12/25/26	2,500	2,439,152
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(c)	07/25/23	500	518,508
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527	%(c)	10/25/23	1,100	1,169,757
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class A2	2.995%		12/25/25	350	357,307
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3	3.119%		05/10/50	1,000	1,004,564
GS Mortgage Securities Trust, Series 2015-GC34, Class A3	3.244%		10/10/48	2,000	2,019,830
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	1,100	1,090,822
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4	3.414%		03/15/50	1,400	1,436,396
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A4	2.627%		08/15/49	700	674,805
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790%		02/15/48	850	861,307
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%		11/15/49	900	875,603
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%		08/15/49	1,200	1,145,589
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3FL, 144A	1.779	%(c)	04/10/46	750	754,579
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4	3.244%		04/10/46	101	103,838
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2	2.399%		08/15/49	1,200	1,137,403
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%		11/15/49	1,500	1,442,164
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4	3.374%		03/15/50	1,400	1,423,078

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $29,483,746)					29,161,162

CORPORATE BONDS — 35.2%
Aerospace & Defense — 0.1%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%		06/15/25	150	154,500
Harris Corp., Sr. Unsec’d. Notes	3.832%		04/27/25	30	30,945

					185,445

Agriculture — 0.0%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	100	101,038

Airlines — 0.4%
American Airlines 2013-2 Class A Pass-Through Trust, Pass Thru Certificates	4.950%		07/15/24	221	235,572
American Airlines 2015-1 Class A Pass-Through Trust, Pass Thru Certificates	3.375%		11/01/28	98	96,299
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, Pass Thru Certificates	7.750%		06/17/21	192	211,309
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	285	287,549
United Airlines 2016-2 Class AA Pass-Through Trust, Pass Thru Certificates	2.875%		04/07/30	400	386,528

					1,217,257

Auto Manufacturers — 1.7%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.250%		09/15/23	645	623,609
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20	295	295,433
Ford Motor Co., Sr. Unsec’d. Notes	4.346%		12/08/26	250	256,105
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	100	94,738
Ford Motor Co., Sr. Unsec’d. Notes	5.291%		12/08/46	300	303,564
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	1,350	1,355,847
General Motors Financial Co., Inc., Gtd. Notes	3.150%		01/15/20	550	560,340
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22	180	181,849
General Motors Financial Co., Inc., Gtd. Notes	4.000%		10/06/26	560	556,659
General Motors Financial Co., Inc., Gtd. Notes	5.250%		03/01/26	375	404,336
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150%		02/26/20	175	174,516

					4,806,996

Banks — 8.5%
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	100	102,401
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.248%		10/21/27	1,010	968,315
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	200	210,191
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443	%(c)	01/20/48	430	437,890
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	800	807,198
Bank of America Corp., Series L, Sub. Notes, MTN	4.183%		11/25/27	250	252,542
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.200%		08/16/23	450	435,417
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%		08/10/21	345	348,688
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	230	233,995
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	200	205,344
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%		01/10/47	200	205,442
BNP Paribas SA (France), Sub. Notes, 144A	4.625%		03/13/27	200	204,994
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	250	245,731
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26	290	280,260
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%		05/01/26	350	345,352
Citigroup, Inc., Sr. Unsec’d. Notes	3.887	%(c)	01/10/28	670	679,840
Citigroup, Inc., Sr. Unsec’d. Notes	4.281	%(c)	04/24/48	220	216,358
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	85	86,510
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	840	859,421
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	10	9,976
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.750%		01/29/18	310	310,160
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18	320	319,454
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%		09/15/21	250	242,362
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%		02/18/20	500	500,351
Dexia Credit Local SA (France), Govt. Liquid Gtd. Notes, RegS	1.875%		01/29/20	250	247,705
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	250	262,794

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	75	75,332
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	475	482,692
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	7.500%	02/15/19	1,250	1,368,571
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%	03/03/24	1,365	1,423,743
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%	10/21/25	250	257,340
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%	05/22/45	335	353,907
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	410	393,885
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	315	311,692
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	01/25/23	100	101,605
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	230	225,477
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	875	903,716
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	6.300%	04/23/19	100	108,246
JPMorgan Chase & Co., Sub. Notes	3.625%	12/01/27	215	210,578
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	375	384,099
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	375	388,799
JPMorgan Chase Bank NA, Sub. Notes	6.000%	10/01/17	700	712,884
KeyBank NA, Sr. Unsec’d. Notes	2.250%	03/16/20	305	306,713
Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47	210	212,461
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	500	512,150
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%	01/27/26	470	480,515
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.625%	11/17/21	420	418,911
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	800	827,363
Morgan Stanley, Series F, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	365	377,296
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250%	02/10/20	335	335,368
National City Corp., Sub. Notes	6.875%	05/15/19	780	855,305
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	1.875%	09/17/18	200	199,996
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%	02/11/20	100	106,257
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%	09/12/23	220	220,352
Santander Uk Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571%	01/10/23	430	434,272
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/16/20	250	251,885
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442%	10/19/21	235	233,958
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700%	01/27/22	350	350,654
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875%	09/07/21	465	453,994
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.950%	09/24/20	400	404,447

				23,703,154

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	180	193,096
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	50	54,623

				247,719

Biotechnology — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	420	423,139
Celgene Corp., Sr. Unsec’d. Notes	2.125%	08/15/18	460	461,836
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22	125	127,777
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%	09/01/23	220	214,916
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	500	517,853

				1,745,521

Chemicals — 1.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	40	38,603
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250%	09/27/23	735	707,729
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	350	365,645
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	520	552,382
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	350	371,272
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%	01/15/20	550	558,823
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	290	296,586
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	250	263,012
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	310	354,985

				3,509,037

Commercial Services — 0.6%
Duke University, Unsec’d. Notes	3.299%	10/01/46	110	100,447
Equifax, Inc., Sr. Unsec’d. Notes	3.250%	06/01/26	350	342,031
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%	11/01/23	580	559,727
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	4.500%	02/15/45	75	71,537
President & Fellows of Harvard College, Unsec’d. Notes	3.300%	07/15/56	160	148,136
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26	250	271,770
University of Southern California, Unsec’d. Notes	3.028%	10/01/39	310	284,083

				1,777,731

Computers — 0.5%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	85	77,366
Apple, Inc., Sr. Unsec’d. Notes	3.850%	08/04/46	525	508,771
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	75	76,710
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	585	614,133
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	10/05/17	95	95,247
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	55	55,636

				1,427,863

Containers & Packaging — 0.5%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800%	08/01/19	700	770,886
WestRock RKT Co., Gtd. Notes	4.000%	03/01/23	540	560,432

				1,331,318

Diversified Financial Services — 0.4%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.450%	06/08/27	150	171,603
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	600	603,836
Synchrony Financial, Sr. Unsec’d. Notes	3.700%	08/04/26	325	312,380

				1,087,819

Diversified Machinery — 0.2%
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.050%	03/01/20	270	269,995
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875%	03/01/25	115	114,155
Xylem, Inc., Sr. Unsec’d. Notes	3.250%	11/01/26	70	69,699

				453,849

Electric — 3.4%
Alabama Power Co., Sr. Unsec’d. Notes	2.800%	04/01/25	75	73,471
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	2.400%	09/01/26	190	181,152

Comision Federal De Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%	02/23/27	400	403,500
Commonwealth Edison Co., 1st Mortgage	3.700%	03/01/45	40	38,409
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300%	12/01/56	40	40,688
Consumers Energy Co., 1st Mortgage	3.250%	08/15/46	155	139,198
Delmarva Power & Light Co., 1st Mortgage	4.150%	05/15/45	60	61,775
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	55	52,060
DTE Energy Co., Sr. Unsec’d. Notes	2.850%	10/01/26	350	330,770
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	145	137,005
Duke Energy Florida LLC, 1st Mortgage	3.200%	01/15/27	600	607,264
Duke Energy Florida LLC, 1st Mortgage	3.400%	10/01/46	185	166,354
Duke Energy Progress LLC, 1st Mortgage	3.700%	10/15/46	75	71,625
Emera Us Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	350	350,068
Emera Us Finance LP (Canada), Gtd. Notes	3.550%	06/15/26	75	74,423
Entergy Corp., Sr. Unsec’d. Notes	4.000%	07/15/22	260	274,694
Entergy Corp., Sr. Unsec’d. Notes	5.125%	09/15/20	250	270,076
Fortis, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.055%	10/04/26	350	331,368
Great Plains Energy, Inc., Sr. Unsec’d. Notes	3.900%	04/01/27	155	156,579
MidAmerican Energy Co., 1st Mortgage	3.950%	08/01/47	225	225,514
Monongahela Power Co., 1st Mortgage, 144A	4.100%	04/15/24	851	901,450
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950%	04/01/25	60	59,847
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/01/46	405	404,993
PECO Energy Co., 1st Ref. Mort.	4.800%	10/15/43	120	133,035
Public Service Electric & Gas Co., 1st Mortgage, MTN	2.250%	09/15/26	370	348,244
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.300%	05/01/18	1,300	1,346,254
Southern Power Co., Series D, Sr. Unsec’d. Notes	1.950%	12/15/19	430	427,774
Southwestern Electric Power Co., Sr. Unsec’d. Notes	2.750%	10/01/26	675	644,458
Union Electric Co., Sr. Sec’d. Notes	3.650%	04/15/45	50	48,429
Virginia Electric & Power Co., Series A, Sr. Unsec’d. Notes	3.500%	03/15/27	535	551,984
Virginia Electric & Power Co., Series C, Sr. Unsec’d. Notes	4.000%	11/15/46	175	174,681
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%	12/01/26	510	514,558

				9,541,700

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	200	202,000

Food — 0.5%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875%	05/01/29	280	353,814
JM Smucker Co. (The), Gtd. Notes	3.000%	03/15/22	115	117,192
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	110	104,807
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	35	33,300
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	75	79,078
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	285	293,334
Kroger Co. (The), Sr. Unsec’d. Notes	3.875%	10/15/46	65	58,878
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000%	10/28/21	500	484,227

				1,524,630

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A(g)	3.600%	03/01/25	220	226,226
International Paper Co., Sr. Unsec’d. Notes	4.400%	08/15/47	250	243,596
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	170	173,880

				643,702

Gas — 0.2%
Sempra Energy, Sr. Unsec’d. Notes	2.400%	03/15/20	135	135,817

Southern Co. Gas Capital Corp., Gtd. Notes	2.450%	10/01/23	555	535,457

				671,274

Hand/Machine Tools — 0.3%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	750	747,610

Healthcare-Products — 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.000%	09/15/18	395	394,917
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	495	499,738
Baxter International, Inc., Sr. Unsec’d. Notes	2.600%	08/15/26	170	160,533
Becton, Dickinson and Co., Sr. Unsec’d. Notes	4.685%	12/15/44	160	155,470
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	140	144,554
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	328	347,108
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950%	09/19/26	105	100,712

				1,803,032

Healthcare-Services — 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	100	103,288
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	170	229,655
Anthem, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	310	336,378
Baptist Health South Florida, Inc., Sec’d. Notes	4.342%	11/15/41	350	352,731
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	270	269,415
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	700	714,875
Humana, Inc., Sr. Unsec’d. Notes	4.800%	03/15/47	40	42,493
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	260	277,769
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200%	07/01/55	75	75,437
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	40	39,209
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	2.746%	10/01/26	40	38,276
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	190	189,597
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24	410	424,666
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949%	07/01/46	175	166,770
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%	04/15/27	295	300,051
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.200%	01/15/47	415	425,438

				3,986,048

Housewares — 0.2%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19	240	244,527
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26	35	36,787
Newell Brands, Inc., Sr. Unsec’d. Notes	5.500%	04/01/46	300	348,842

				630,156

Insurance — 1.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.900%	04/01/26	410	418,109
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	260	254,380
American International Group, Inc., Sr. Unsec’d. Notes	4.800%	07/10/45	150	154,534
Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	95	103,794
Arch Capital Group US, Inc., Gtd. Notes	5.144%	11/01/43	100	109,722
Chubb INA Holdings, Inc., Gtd. Notes	3.150%	03/15/25	95	96,117
Chubb INA Holdings, Inc., Gtd. Notes	4.350%	11/03/45	300	320,764
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44	300	309,434
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	150	189,154
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	115	139,639
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	400	411,726
MetLife, Inc., Series D, Sr. Unsec’d. Notes	4.368%	09/15/23	80	86,825
New York Life Global Funding, Sec’d. Notes, 144A	1.950%	02/11/20	405	404,175

Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40	120	154,241
Principal Financial Group, Inc., Gtd. Notes	3.100%	11/15/26	105	102,788
Principal Financial Group, Inc., Gtd. Notes	4.300%	11/15/46	140	142,795
Principal Financial Group, Inc., Gtd. Notes	4.350%	05/15/43	140	143,951
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%	01/26/45	140	132,047
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	120	131,961
TIAA Asset Management Finance Co. LLC, Sr. Unsec’d. Notes, 144A(g)	2.950%	11/01/19	150	152,414

				3,958,570

Lodging — 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	250	254,464
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26	250	243,280

				497,744

Media — 1.3%
21st Century Fox America, Inc., Gtd. Notes	4.750%	11/15/46	130	132,287
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	80	91,686
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	95	111,565
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	275	322,645
Comcast Corp., Gtd. Notes	2.350%	01/15/27	1,350	1,252,105
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A(g)	3.350%	09/15/26	195	191,621
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45	200	188,420
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17	200	201,850
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	150	155,310
Time Warner, Inc., Gtd. Notes	3.400%	06/15/22	850	867,008
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27	100	99,560

				3,614,057

Mining — 0.2%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	50	55,214
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	190	221,975
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	90	94,803
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40	100	113,535

				485,527

Miscellaneous Manufacturing — 0.2%
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%	11/01/24	170	174,012
Pentair Finance SA (United Kingdom), Gtd. Notes	2.650%	12/01/19	420	422,492

				596,504

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	405	400,707

Office & Business Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes	2.750%	09/01/20	137	136,219

Oil & Gas — 2.4%
Anadarko Finance Co., Gtd. Notes	7.500%	05/01/31	100	128,080
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.550%	03/15/26	175	195,878
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	500	507,675

Apache Corp., Sr. Unsec’d. Notes	4.750%	04/15/43	100	101,810
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	175	183,938
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.017%	01/16/27	195	190,757
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250%	03/15/38	175	198,654
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%	11/15/39	350	394,682
Chevron Corp., Sr. Unsec’d. Notes	1.961%	03/03/20	125	125,283
Devon Financing Co. LLC, Gtd. Notes	7.875%	09/30/31	250	328,337
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	190	199,397
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	04/15/24	150	153,473
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	300	324,029
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800%	09/15/37	200	245,291
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	250	325,653
Noble Energy, Inc., Sr. Unsec’d. Notes	3.900%	11/15/24	425	433,811
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	150	154,897
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.000%	02/15/27	75	73,364
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%	03/13/22	80	84,100
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	280	296,800
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	90	90,135
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	390	435,825
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	5.300%	01/20/27	220	227,482
Sinopec Group Overseas Development Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	200	199,534
Statoil ASA (Norway), Gtd. Notes	2.250%	11/08/19	800	805,022
Valero Energy Corp., Sr. Unsec’d. Notes	3.400%	09/15/26	220	213,068

				6,616,975

Oil & Gas Services — 0.2%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	500	526,215

Pharmaceuticals — 1.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	105	105,894
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	550	552,761
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	225	226,579
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	385	392,119
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25	55	55,563
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	150	152,764
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44	70	73,805
Mylan NV, Gtd. Notes(a)	3.950%	06/15/26	400	395,642
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	225	220,607
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	1,220	1,181,211
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	3.150%	10/01/26	45	41,899
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100%	10/01/46	15	12,911

				3,411,755

Pipelines — 1.6%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150%	08/15/26	555	549,379
DCP Midstream Operating LLP, Gtd. Notes, 144A	4.750%	09/30/21	50	51,125
DCP Midstream Operating LLP, Gtd. Notes, 144A	5.350%	03/15/20	150	156,562
Enterprise Products Operating LLC, Series N, Gtd. Notes	6.500%	01/31/19	420	452,084
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/20	600	651,197
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	275	252,074
MPLX LP, Gtd. Notes	4.875%	06/01/25	200	212,724
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	130	130,643

MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	5	5,120
Oneok Partners LP, Gtd. Notes	6.125%	02/01/41	300	337,856
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646%	02/15/20	225	226,145
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	310	300,957
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700%	06/15/44	270	250,763
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375%	10/15/26	140	136,142
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	350	356,974
Williams Partners LP, Sr. Unsec’d. Notes	4.300%	03/04/24	325	337,588

				4,407,333

Real Estate Investment Trusts (REITs) — 0.9%
Camden Property Trust, Sr. Unsec’d. Notes	4.625%	06/15/21	200	213,504
DDR Corp., Sr. Unsec’d. Notes	4.750%	04/15/18	600	613,036
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	300	303,000
Realty Income Corp., Sr. Unsec’d. Notes	6.750%	08/15/19	240	264,555
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	135	135,755
Welltower, Inc., Sr. Unsec’d. Notes	6.125%	04/15/20	430	475,093
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	425	461,286

				2,466,229

Retail — 0.3%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250%	04/15/25	240	237,359
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	185	206,749
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	150	169,419
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	65	57,644
Mcdonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35	30	32,034

				703,205

Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	480	487,079

Software — 0.9%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	200	208,040
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26	555	531,774
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%	06/01/25	500	518,093
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	290	292,830
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	125	127,829
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	405	383,253
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	350	342,042

				2,403,861

Telecommunications — 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	530	516,128
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	60	56,826
AT&T, Inc., Sr. Unsec’d. Notes	4.550%	03/09/49	200	180,007
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	75	70,253
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	375	384,600
AT&T, Inc., Sr. Unsec’d. Notes	5.700%	03/01/57	310	328,084
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	100	106,723
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	1,120	1,022,493
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%	03/16/37	480	497,293

				3,162,407

Textiles — 0.4%
Cintas Corp. No. 2, Gtd. Notes	2.900%	04/01/22	385	390,705

Cintas Corp. No 2, Gtd. Notes	3.700%	04/01/27	815	842,109

				1,232,814

Transportation — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	280	296,636
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	5.550%	03/01/19	250	266,794
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.250%	05/15/19	250	275,277
CSX Corp., Sr. Unsec’d. Notes	2.600%	11/01/26	420	398,764
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650%	03/02/20	110	111,044

				1,348,515

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(g)	3.050%	01/09/20	300	305,186

Water — 0.1%
American Water Capital Corp., Sr. Unsec’d. Notes	4.000%	12/01/46	145	148,275

TOTAL CORPORATE BONDS (cost $98,226,112)				98,254,076

FOREIGN GOVERNMENT BONDS — 1.8%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A, EMTN, RegS	1.125%	08/03/19	200	197,653
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21	200	212,400
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN, RegS	1.875%	09/16/19	200	200,003
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41	106	156,640
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, RegS	3.750%	04/25/22	200	205,307
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/05/21	250	268,724
Iraq Government AID Bond, Gov’t. Gtd. Notes	2.149%	01/18/22	200	200,195
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%	02/24/20	200	200,658
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%	10/25/23	200	192,663
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.625%	04/20/22	400	400,520
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	6.125%	03/09/21	260	293,769
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	220	217,030
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25	200	206,000
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%	03/17/23	100	100,144
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%	06/22/26	100	94,677
Province of Manitoba (Canada), Unsec’d. Notes	2.125%	05/04/22	415	414,224
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.400%	02/08/22	125	126,319
Province of Ontario (Canada), Sr. Unsec’d. Notes	4.400%	04/14/20	120	128,630
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%	04/12/27	620	619,301
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140%	02/27/26	100	129,192
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	6.125%	01/22/44	50	62,036

Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.375%		10/26/21	205	201,421
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	250	275,075

TOTAL FOREIGN GOVERNMENT BONDS (cost $5,053,454)					5,102,581

MUNICIPAL BONDS — 0.7%
Alabama — 0.0%
Alabama Economic Settlement Authority, Revenue Bonds, BABs	4.263%		09/15/32	40	41,403

California — 0.2%
California Educational Facilities Authority, Revenue Bonds, BABs	5.000%		06/01/46	130	169,091
City of Los Angeles Department of Airports, Revenue Bonds, BABs	6.582%		05/15/39	300	387,459
University of California, Revenue Bonds	3.931%		05/15/45	30	29,964
University of California, Revenue Bonds	4.131%		05/15/45	30	29,835

					616,349

New Jersey — 0.1%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102%		01/01/41	250	350,957

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	5.511%		12/01/45	150	182,410
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%		12/01/39	70	89,349

					271,759

Texas — 0.2%
University of Texas System (The), Revenue Bonds	5.000%		08/15/47	305	390,138

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.000%		11/01/46	165	211,030

TOTAL MUNICIPAL BONDS (cost $1,911,053)					1,881,636

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.0%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33	11	10,915
American Home Mortgage Investment Trust, Series 2004-4, Class 5A	3.419	%(c)	02/25/45	31	30,544
Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2, Class M, 144A	2.994	%(c)	11/25/27	188	187,820
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.132	%(c)	10/25/28	294	294,464
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37	366	356,393
Bear Stearns ARM Trust, Series 2005-5, Class A2	2.820	%(c)	08/25/35	129	127,806
CIM Trust, Series 2017-2, Class A1, 144A	2.983	%(c)	12/25/57	498	494,708
CIM Trust, Series 2017-3, Class A, 144A^	2.977%		01/25/57	1,133	1,132,587
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500%		04/25/33	8	8,161
Credit Suisse Mortgage Trust, Series 2017-3R, 144A^	2.982%		02/27/47	1,030	1,030,000
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1	3.141	%(c)	09/25/28	84	85,314
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.441	%(c)	01/25/29	124	125,427

FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	140	168,725
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	1.031	%(c)	12/25/36	164	162,640
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1	1.891	%(c)	10/25/27	333	333,708
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2	2.291	%(c)	03/25/29	260	262,224
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2	2.291	%(c)	04/25/29	260	261,142
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1	2.191	%(c)	07/25/29	641	644,754
Government National Mortgage Assoc., Series 2000-9, Class FG	1.594	%(c)	02/16/30	24	24,448
Government National Mortgage Assoc., Series 2000-9, Class FH	1.494	%(c)	02/16/30	22	21,987
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	3.091	%(c)	09/25/35	92	94,956
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-8, Class A1, 144A	2.983	%(c)	08/01/20	79	79,156
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-9, Class A1, 144A^	2.983	%(c)	10/01/20	391	391,429
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-1, Class A1, 144A	2.983	%(c)	01/01/21	120	118,285
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	2.983	%(c)	09/01/21	197	196,440
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-1, Class A, 144A	2.784	%(c)	01/01/22	652	650,091
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A^	2.993	%(c)	04/01/22	690	684,655
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A	1.983	%(c)	10/25/35	81	76,406
Merrill Lynch Mortgage Investors Trust MLMI, Series 2005-A10, Class A	1.201	%(c)	02/25/36	150	142,229
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 144A	1.989	%(c)	11/10/18	320	320,014
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A^	2.058	%(c)	05/10/19	1,350	1,350,000
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A	2.159	%(c)	06/10/19	200	200,258
Sequoia Mortgage Trust, Series 10, Class 2A1	1.753	%(c)	10/20/27	76	71,668
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	1.244	%(c)	07/19/35	69	62,039
Structured Asset Securities Mortgage Pass-Through Certificates, Series 2001-21A, Class 1A1	3.120	%(c)	01/25/32	13	13,050
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A	2.062	%(c)	06/25/42	128	123,273
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR9, Class 1A	2.062	%(c)	08/25/42	7	6,577
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1	1.281	%(c)	10/25/45	812	797,090

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $11,068,118)					11,141,383

U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.6%
Federal Home Loan Mortgage Corp.	1.500%		01/17/20	360	359,692
Federal Home Loan Mortgage Corp.	2.500%		01/01/29	890	904,390
Federal Home Loan Mortgage Corp.	3.000%		07/01/43	818	820,578
Federal Home Loan Mortgage Corp.	3.000%		TBA	1,500	1,497,891
Federal Home Loan Mortgage Corp.	3.500%		06/01/42	768	793,736

Federal Home Loan Mortgage Corp.	3.500%		09/01/42	1,023	1,057,057
Federal Home Loan Mortgage Corp.	3.500%		05/01/45	837	861,074
Federal Home Loan Mortgage Corp.	3.500%		TBA	1,000	1,028,242
Federal Home Loan Mortgage Corp.	4.000%		12/01/40	329	347,423
Federal Home Loan Mortgage Corp.	4.000%		01/01/41	606	641,074
Federal Home Loan Mortgage Corp.	4.000%		04/01/42	943	996,878
Federal Home Loan Mortgage Corp.	4.000%		10/01/45	456	480,632
Federal Home Loan Mortgage Corp.	4.000%		TBA	750	789,492
Federal Home Loan Mortgage Corp.	4.500%		06/01/42	285	307,974
Federal Home Loan Mortgage Corp.	4.500%		09/01/44	390	419,726
Federal Home Loan Mortgage Corp.	4.500%		TBA	1,000	1,073,045
Federal Home Loan Mortgage Corp.	5.000%		08/01/40	581	637,885
Federal National Mortgage Assoc.	2.500%		05/01/30	770	777,348
Federal National Mortgage Assoc.	2.500%		09/01/46	492	473,832
Federal National Mortgage Assoc.	2.500%		10/01/46	488	469,918
Federal National Mortgage Assoc.	2.500%		TBA	2,500	2,514,356
Federal National Mortgage Assoc.	2.625	%(c)	08/01/24	12	11,835
Federal National Mortgage Assoc.	3.000%		06/01/30	529	544,888
Federal National Mortgage Assoc.	3.000%		11/01/36	483	491,985
Federal National Mortgage Assoc.	3.000%		10/01/42	770	773,865
Federal National Mortgage Assoc.	3.000%		10/01/42	470	471,819
Federal National Mortgage Assoc.	3.000%		04/01/43	787	790,131
Federal National Mortgage Assoc.	3.000%		06/01/43	1,213	1,218,179
Federal National Mortgage Assoc.	3.000%		TBA	1,500	1,498,242
Federal National Mortgage Assoc.	3.000%		TBA	4,000	4,114,688
Federal National Mortgage Assoc.	3.500%		12/01/29	384	401,729
Federal National Mortgage Assoc.	3.500%		10/01/41	341	352,807
Federal National Mortgage Assoc.	3.500%		04/01/42	684	706,374
Federal National Mortgage Assoc.	3.500%		05/01/42	703	726,140
Federal National Mortgage Assoc.	3.500%		10/01/42	1,097	1,132,873
Federal National Mortgage Assoc.	3.500%		10/01/45	1,338	1,376,845
Federal National Mortgage Assoc.	3.500%		01/01/46	462	475,342
Federal National Mortgage Assoc.	3.500%		TBA	1,500	1,539,199
Federal National Mortgage Assoc.	3.500%		TBA	2,500	2,570,606
Federal National Mortgage Assoc.	4.000%		02/01/41	896	947,172
Federal National Mortgage Assoc.	4.000%		09/01/44	565	595,715
Federal National Mortgage Assoc.	4.000%		10/01/44	1,457	1,535,444
Federal National Mortgage Assoc.	4.000%		12/01/45	468	493,609
Federal National Mortgage Assoc.	4.000%		TBA	500	525,469
Federal National Mortgage Assoc.	4.500%		08/01/40	262	282,928
Federal National Mortgage Assoc.	4.500%		04/01/41	139	149,938
Federal National Mortgage Assoc.	4.500%		08/01/41	398	429,219
Federal National Mortgage Assoc.	4.500%		TBA	1,250	1,344,727
Federal National Mortgage Assoc.	5.000%		09/01/30	67	73,628
Federal National Mortgage Assoc.	5.000%		TBA	1,500	1,642,956
Federal National Mortgage Assoc.	5.441	%(c)	12/01/30	1	1,484
Federal National Mortgage Assoc.	5.500%		01/01/40	390	434,085
Federal National Mortgage Assoc.	5.500%		TBA	1,000	1,111,262
Federal National Mortgage Assoc.	6.000%		10/01/36	218	247,377
Federal National Mortgage Assoc.	6.000%		07/01/41	234	265,433
Federal National Mortgage Assoc.(hh)	6.625%		11/15/30	55	78,393
Federal National Mortgage Assoc.(hh)	7.125%		01/15/30	80	116,771
Government National Mortgage Assoc.	3.000%		08/15/45	523	530,369
Government National Mortgage Assoc.	3.000%		10/20/46	499	506,426
Government National Mortgage Assoc.	3.500%		01/15/42	244	254,587
Government National Mortgage Assoc.	3.500%		11/20/46	1,464	1,523,808
Government National Mortgage Assoc.	3.000%		03/20/43	995	1,012,811
Government National Mortgage Assoc.	3.000%		08/20/43	192	195,135
Government National Mortgage Assoc.	3.000%		09/20/43	360	366,346
Government National Mortgage Assoc.	3.000%		01/20/44	335	340,489

Government National Mortgage Assoc.	3.000%		TBA	2,750	2,786,953
Government National Mortgage Assoc.	3.500%		12/20/42	703	734,183
Government National Mortgage Assoc.	3.500%		02/20/43	463	482,989
Government National Mortgage Assoc.	3.500%		03/20/45	370	385,010
Government National Mortgage Assoc.	3.500%		04/20/45	936	974,616
Government National Mortgage Assoc.	3.500%		TBA	5,750	5,975,957
Government National Mortgage Assoc.	4.000%		11/15/41	350	370,975
Government National Mortgage Assoc.	4.000%		12/20/42	494	524,741
Government National Mortgage Assoc.	4.000%		10/20/43	423	448,621
Government National Mortgage Assoc.	4.500%		10/20/43	216	230,306
Government National Mortgage Assoc.	4.500%		01/20/44	253	269,943
Government National Mortgage Assoc.	4.500%		04/20/44	373	397,976
Government National Mortgage Assoc.	4.500%		03/20/45	246	263,000
Government National Mortgage Assoc.	5.000%		10/20/37	19	21,209
Government National Mortgage Assoc.	5.000%		04/20/45	136	146,288
Government National Mortgage Assoc.	6.000%		12/15/39	301	341,349

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $66,052,595)					65,809,487

U.S. TREASURY OBLIGATIONS — 8.2%
U.S. Treasury Bonds	2.500%		02/15/45	4,195	3,822,694
U.S. Treasury Bonds	2.875%		05/15/43	400	394,750
U.S. Treasury Bonds	3.000%		11/15/44	180	181,624
U.S. Treasury Bonds	3.000%		05/15/45	3,430	3,457,601
U.S. Treasury Bonds	4.750%		02/15/41	140	185,615
U.S. Treasury Notes(hh)	0.750%		02/28/18	225	224,332
U.S. Treasury Notes	1.500%		04/15/20	220	220,318
U.S. Treasury Notes	1.375%		04/30/21	160	158,069
U.S. Treasury Notes	1.500%		03/31/23	3,650	3,551,906
U.S. Treasury Notes	1.625%		04/30/23	4,840	4,739,420
U.S. Treasury Notes	2.125%		06/30/21	25	25,413
U.S. Treasury Notes	2.125%		09/30/21	3,285	3,335,688
U.S. Treasury Notes(k)	2.125%		12/31/22	1,945	1,963,689
U.S. Treasury Notes	2.125%		03/31/24	120	120,244
U.S. Treasury Notes	8.125%		08/15/21	35	44,198
U.S. Treasury Strips Coupon	2.762	%(s)	08/15/29	100	72,916
U.S. Treasury Strips Coupon	2.857	%(s)	05/15/31	100	68,841
U.S. Treasury Strips Coupon	3.018	%(s)	11/15/35	200	117,693
U.S. Treasury Strips Coupon	3.176	%(s)	08/15/40	200	98,213

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,981,414)					22,783,224

TOTAL LONG-TERM INVESTMENTS (cost $274,166,919)					273,651,190

SHORT-TERM INVESTMENTS — 13.6%

				Shares
AFFILIATED MUTUAL FUNDS — 13.6%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				37,479,996	37,479,996
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $402,092; includes $401,700 of cash collateral for securities on loan)(b)(w)				402,012	402,092

TOTAL AFFILIATED MUTUAL FUNDS (cost $37,882,088)					37,882,088

			Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00			115	118,594

TOTAL OPTIONS PURCHASED (cost $87,587)
TOTAL SHORT-TERM INVESTMENTS (cost $37,969,675)				38,000,682

TOTAL INVESTMENTS BEFORE SECURITIY SOLD SHORT AND OPTIONS WRITTEN — 111.8% (cost $312,136,594)(x)				311,651,872

Interest Rate		Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT — (0.2)%
U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal Home Loan Mortgage Corp. (proceeds received $512,012)	3.500%	TBA	500	(513,027)

			Notional Amount (000)#
OPTIONS WRITTEN* — 0.0%
Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $17,748)			115	(8,984)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN — 111.6% (cost $311,606,834)				311,129,861
Liabilities in excess of other assets(z) — (11.6)%				(32,273,824)

NET ASSETS — 100.0%				$278,856,037

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $5,608,671 and 2.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $391,569; cash collateral of $401,700 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $1,146,684 is approximately 0.4% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$312,739,665

Appreciation	1,250,621
Depreciation	(2,338,414)

Net Unrealized Depreciation	$(1,087,793)

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
57	2 Year U.S. Treasury Notes	Jun. 2017	$12,320,906	$12,346,734	$25,828
404	5 Year U.S. Treasury Notes	Jun. 2017	47,565,621	47,836,125	270,504
31	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	4,998,819	5,051,063	52,244

					348,576

	Short Positions:
101	10 Year U.S. Treasury Notes	Jun. 2017	12,636,078	12,697,594	(61,516)
28	20 Year U.S. Treasury Bonds	Jun. 2017	4,259,698	4,283,125	(23,427)

					(84,943)

					$263,633

Cash of $90,084 and a U.S. Treasury Obligation with market value of $393,747 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2017.

Credit default swap agreements outstanding at April 30, 2017:

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swap on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	2,000	$(9,378)	$(26,031)	$16,653	Morgan Stanley

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
15,735	09/09/17	0.539%	1 Day USOIS(1)	$—	$34,618	$34,618
16,205	10/18/17	0.607%	1 Day USOIS(1)	—	37,500	37,500
10,090	11/09/17	0.626%	1 Day USOIS(1)	—	26,333	26,333
130	05/31/21	1.849%	3 Month LIBOR(1)	582	(119)	(701)
8,295	08/31/21	2.015%	3 Month LIBOR(1)	1,858	(39,282)	(41,140)
575	03/22/22	2.175%	U.S. CPI Urban Consumers NSA Index(1)	(178)	(2,857)	(2,679)
395	05/31/23	1.399%	3 Month LIBOR(1)	(7,190)	12,650	19,840
3,545	08/15/23	1.406%	3 Month LIBOR(1)	—	131,227	131,227
1,690	08/15/23	1.459%	3 Month LIBOR(1)	81,189	58,374	(22,815)
1,600	11/15/23	2.209%	3 Month LIBOR(1)	—	(16,438)	(16,438)
610	02/15/24	2.151%	3 Month LIBOR(1)	—	(1,866)	(1,866)
1,650	02/15/24	2.167%	3 Month LIBOR(1)	(15,119)	(6,697)	8,422
240	02/15/24	2.183%	3 Month LIBOR(1)	(331)	(1,222)	(891)
1,765	01/08/26	2.210%	3 Month LIBOR(1)	—	(13,885)	(13,885)
575	03/22/27	2.283%	U.S. CPI Urban Consumers NSA Index(2)	—	3,366	3,366

				$60,811	$221,702	$160,891

Cash of $330,000, U.S. Government Agency Obligations with a combine market value of $195,164 and a U.S. Treasury Obligation with market value of $159,525 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at April 30, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$21,731,695	$250,000
Non-Residential Mortgage-Backed Securities	—	14,611,878	770,000
Residential Mortgage-Backed Securities	—	2,154,068	—
Commercial Mortgage-Backed Securities	—	29,161,162	—
Corporate Bonds	—	98,254,076	—
Foreign Government Bonds	—	5,102,581	—
Municipal Bonds	—	1,881,636	—
Residential Mortgage-Backed Securities	—	6,552,712	4,588,671
U.S. Government Agency Obligations	—	65,809,487	—
U.S. Treasury Obligations	—	22,783,224	—
Affiliated Mutual Funds	37,882,088	—	—
Options Purchased	118,594	—	—
U.S. Government Agency Obligation - Short	—	(513,027)	—
Options Written	(8,984)	—	—
Other Financial Instruments*
Futures Contracts	263,633	—	—
OTC Credit Default Swap Agreement	—	(9,378)	—
Centrally Cleared Interest Rate Swap Agreements	—	160,891	—

Total	$38,255,331	$267,681,005	$5,608,671

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Residential Mortgage-Backed Securities	Asset-Backed Securities Non-Residential Mortgage-Backed Securities	Residential Mortgage- Backed Securities
Balance as of 07/31/2016	$—	$1,912,193	$—	$—
Realized gain (loss)	—	$6,939	—	1,805
Change in unrealized appreciation (depreciation)**	—	$19,090	—	10,037
Purchases/Exchanges/Issuances	250,000	—	770,000	4,210,990
Sales/Paydowns	—	$(1,940,716)	—	(160,823)
Accrued discount/premium	—	$2,494	—	1,820
Transfers into Level 3	—	—	—	524,842
Transfers out of Level 3	—	—	—	—

Balance as of 04/30/2017	$250,000	$—	$770,000	$4,588,671

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $10,037 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2017	Valuation Methodology	Unobservable Input
Asset-Backed Securities Collateralized Loan Obligations	$250,000	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities Non-Residential Mortgage-Backed Securities	600,000	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities Non-Residential Mortgage-Backed Securities	170,000	Pricing at Cost	Unadjusted purchase price
Residential Mortgage-Backed Securities	4,588,671	Market Approach	Single Broker Indicative Quote

	$5,608,671

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$524,842	L2 to L3	Evaluated bid to Single broker indicative quote

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of April 30, 2017 categorized by risk exposure:

Derivative Fair Value at 04/30/2017
Credit contracts	$(9,378)
Interest rate contracts	534,134

Total	$524,756

Prudential Corporate Bond Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.3%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%		04/10/49	250	$249,167
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3	3.058%		05/15/49	200	199,220

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $454,262)					448,387

CORPORATE BONDS — 91.8%
Agriculture — 1.8%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250%		06/07/22	305	310,779
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.000%		02/21/20	100	100,224

					411,003

Airlines — 1.4%
American Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.200%		12/15/29	90	88,200
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	130	131,163
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%		11/05/20	100	101,143

					320,506

Auto Manufacturers — 3.6%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.150%		04/06/20	75	75,361
Ford Motor Co., Sr. Unsec’d. Notes	5.291%		12/08/46	200	202,376
General Motors Financial Co., Inc., Gtd. Notes	2.400%		04/10/18	200	201,081
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	100	100,257
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/06/21	75	75,664
General Motors Financial Co., Inc., Gtd. Notes	4.000%		01/15/25	150	151,032

					805,771

Auto Parts & Equipment — 0.5%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	100	105,000

Banks — 18.3%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	250	256,150
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443	%(c)	01/20/48	100	101,835
Bank of America Corp., Series L, Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	250	252,551
Bank of America Corp., Series V, Jr. Sub. Notes	5.125	%(c)	12/29/49	250	251,250
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25	200	196,631
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26	150	144,962
Citigroup, Inc., Sr. Unsec’d. Notes	2.550%		04/08/19	550	555,270
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	265	270,285
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	80	80,402
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	300	316,932
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700	%(c)	12/29/49	250	258,125
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.250%		01/23/20	150	150,617
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	390	382,330
JPMorgan Chase & Co., Series 1, Jr. Sub. Notes	7.900	%(c)	12/29/49	200	209,000

Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	300	306,712
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	%(c)	07/29/49	250	255,938
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		04/15/26	90	92,939

					4,081,929

Biotechnology — 1.8%
Baxalta, Inc., Gtd. Notes	2.000%		06/22/18	45	45,084
Biogen, Inc., Sr. Unsec’d. Notes	4.050%		09/15/25	215	225,448
Celgene Corp., Sr. Unsec’d. Notes	4.625%		05/15/44	100	100,910
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%		09/01/23	30	29,307

					400,749

Building Materials — 0.4%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950%		07/02/64	75	78,348

Chemicals — 2.3%
Celanese US Holdings LLC, Gtd. Notes	4.625%		11/15/22	50	53,609
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	90	78,413
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%		11/15/42	175	175,783
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%		08/15/22	49	50,711
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55	150	140,436
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	20	20,628

					519,580

Commercial Services — 0.6%
Equifax, Inc., Sr. Unsec’d. Notes	2.300%		06/01/21	25	24,802
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%		04/01/21	100	104,128

					128,930

Computers — 2.9%
Apple, Inc., Sr. Unsec’d. Notes	4.650%		02/23/46	100	108,961
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	160	163,647
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	55	57,739
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	105	106,215
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	200	205,250

					641,812

Diversified Financial Services — 0.7%
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25	100	99,103
Synchrony Financial, Sr. Unsec’d. Notes	3.700%		08/04/26	55	52,864

					151,967

Electric — 9.6%
Commonwealth Edison Co., First Mortgage	4.700%		01/15/44	100	110,554
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%		05/15/21	190	187,202
DTE Electric Co., General Ref. Mortgage	3.950%		06/15/42	75	74,560
Duke Energy Progress LLC, First Mortgage	4.150%		12/01/44	200	205,980
Emera US Finance LP (Canada), Gtd. Notes	3.550%		06/15/26	40	39,692
Entergy Corp., Sr. Unsec’d. Notes	2.950%		09/01/26	100	95,793
Entergy Mississippi, Inc., First Mortgage	2.850%		06/01/28	40	38,545
Eversource Energy, Series K, Sr. Unsec’d. Notes	2.750%		03/15/22	95	95,768
Great Plains Energy, Inc., Sr. Unsec’d. Notes	4.850%		04/01/47	20	20,319
MidAmerican Energy Co., First Mortgage	3.950%		08/01/47	20	20,046
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.000%		12/01/46	25	25,000
PacifiCorp, First Mortgage	3.350%		07/01/25	270	275,460
PPL Capital Funding, Inc., Gtd. Notes	4.700%		06/01/43	100	103,601
PSEG Power LLC, Gtd. Notes	3.000%		06/15/21	60	60,682

Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42	75	72,439
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%	05/15/25	400	401,842
RGS AEGCO Funding Corp., Series F, Sec’d. Notes	9.820%	12/07/22	48	52,157
San Diego Gas & Electric Co., First Mortgage	4.300%	04/01/42	75	77,970
Sierra Pacific Power Co., General Ref. Mortgage	2.600%	05/01/26	70	67,612
Westar Energy, Inc., First Mortgage	5.100%	07/15/20	100	108,383

				2,133,605

Food — 0.6%
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	55	52,329
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	50	52,719
Kroger Co. (The), Sr. Unsec’d. Notes	2.650%	10/15/26	35	32,571

				137,619

Forest Products & Paper — 1.2%
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35	250	268,171

Healthcare-Products — 1.0%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	135	136,292
Baxter International, Inc., Sr. Unsec’d. Notes	3.500%	08/15/46	110	95,697

				231,989

Healthcare-Services — 4.6%
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	200	203,885
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600%	02/01/25	250	250,428
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	250	249,470
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	300	314,442

				1,018,225

Housewares — 0.6%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	12/01/24	100	103,988
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26	20	21,021

				125,009

Insurance — 6.1%
American International Group, Inc., Sr. Unsec’d. Notes	4.375%	01/15/55	150	137,416
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%	03/15/26	125	126,069
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%	06/01/21	500	543,610
Markel Corp., Sr. Unsec’d. Notes	5.350%	06/01/21	500	550,594

				1,357,689

Media — 5.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	180	206,293
Comcast Corp., Gtd. Notes	3.150%	03/01/26	90	89,443
Comcast Corp., Gtd. Notes	3.375%	08/15/25	325	330,929
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.500%	06/15/22	100	103,011
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.950%	06/15/25	28	28,753
Time Warner, Inc., Gtd. Notes	3.875%	01/15/26	200	201,857
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43	50	45,468
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	150	149,238

				1,154,992

Mining — 2.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	50	57,820
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	50	56,834
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	250	263,343

Yamana Gold, Inc. (Canada), Gtd. Notes	4.950%	07/15/24	100	100,993

				478,990

Miscellaneous Manufacturing — 1.2%
Pentair Finance SA (United Kingdom), Gtd. Notes	3.150%	09/15/22	100	99,844
Pentair Finance SA (United Kingdom), Gtd. Notes	4.650%	09/15/25	105	110,933
Textron, Inc., Sr. Unsec’d. Notes	4.000%	03/15/26	45	46,163

				256,940

Office/Business Equipment — 0.8%
Xerox Corp., Sr. Unsec’d. Notes, 144A	4.070%	03/17/22	175	179,475

Oil & Gas — 6.0%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	250	253,838
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.588%	04/14/27	100	102,331
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.500%	02/15/37	100	116,040
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	400	430,264
ConocoPhillips Co., Gtd. Notes	4.200%	03/15/21	50	53,478
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	5	5,081
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	15	16,042
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.950%	04/15/22	90	94,040
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	100	103,264
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	85	87,266
Tesoro Corp., Gtd. Notes, 144A	5.125%	12/15/26	80	85,200

				1,346,844

Pharmaceuticals — 4.9%
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	350	356,218
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	3.000%	11/15/20	100	101,999
Mylan NV, Gtd. Notes	3.000%	12/15/18	200	202,778
Pfizer, Inc., Sr. Unsec’d. Notes	4.125%	12/15/46	80	81,349
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	180	177,788
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	100	96,821
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	3.150%	10/01/26	30	27,933
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100%	10/01/46	60	51,643

				1,096,529

Pipelines — 3.7%
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	100	102,366
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	150	156,883
Phillips 66 Partners LP, Sr. Unsec’d. Notes(a)	3.605%	02/15/25	350	347,346
Williams Partners LP, Sr. Unsec’d. Notes	4.300%	03/04/24	200	207,746

				814,341

Real Estate Investment Trusts (REITs) — 2.7%
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	15	16,323
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	50	51,511
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400%	11/01/22	75	76,355
Realty Income Corp., Sr. Unsec’d. Notes	4.125%	10/15/26	200	207,329
Welltower, Inc., Sr. Unsec’d. Notes	4.500%	01/15/24	230	244,358

				595,876

Retail — 1.1%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	100	111,756
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	25	22,171

Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250%	04/01/46	100	105,432

				239,359

Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	75	76,106

Software — 3.5%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.250%	08/15/21	125	123,488
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	75	75,973
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26	5	4,791
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	150	156,343
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	140	132,483
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	105	109,269
Oracle Corp., Sr. Unsec’d. Notes	2.400%	09/15/23	75	73,943
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	115	112,385

				788,675

Telecommunications — 1.8%
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	230	227,878
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	200	183,975

				411,853

Transportation — 0.4%
FedEx Corp., Gtd. Notes	4.500%	02/01/65	100	92,752

TOTAL CORPORATE BONDS (cost $20,175,506)				20,450,634

FOREIGN GOVERNMENT BOND — 0.9%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes (cost $179,949)	4.600%	01/23/46	200	193,500

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Notes	1.500%	04/15/20	235	235,340
U.S. Treasury Notes	2.250%	02/15/27	345	343,989

TOTAL U.S. TREASURY OBLIGATIONS (cost $575,973)				579,329

TOTAL LONG-TERM INVESTMENTS (cost $21,385,690)				21,671,850

	Shares
SHORT-TERM INVESTMENTS — 2.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $272,717)(w)	272,717	272,717
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $355,215)(b)(w)	355,111	355,182

TOTAL SHORT-TERM INVESTMENTS (cost $627,932)		627,899

TOTAL INVESTMENTS — 100.1% (cost $22,013,622)(x)		22,299,749
Liabilities in excess of other assets(z) — (0.1)%		(33,299)

NET ASSETS — 100.0%		$22,266,450

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $348,011; cash collateral of $354,960 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$22,067,324

Appreciation	354,334
Depreciation	(121,909)

Net Unrealized Appreciation	$232,425

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
4	2 Year U.S. Treasury Notes	Jun. 2017	$865,281	$866,437	$1,156
22	5 Year U.S. Treasury Notes	Jun. 2017	2,588,343	2,604,938	16,595
18	20 Year U.S. Treasury Bonds	Jun. 2017	2,702,547	2,753,438	50,891

					68,642

	Short Positions:
27	10 Year U.S. Treasury Notes	Jun. 2017	3,349,843	3,394,406	(44,563)
14	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	2,230,383	2,281,125	(50,742)

					(95,305)

					$(26,663)

Cash of $200,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$448,387	$—
Corporate Bonds	—	20,450,634	—
Foreign Government Bond	—	193,500	—
U.S. Treasury Obligations	—	579,329	—
Affiliated Mutual Funds	627,899	—	—
Other Financial Instruments*
Futures Contracts	(26,663)	—	—

Total	$601,236	$21,671,850	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of April 30, 2017 categorized by risk exposure:

Derivative Fair Value at 04/30/2017
Interest rate contracts	$(26,663)

Prudential QMA Small-Cap Value Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS — 99.3%
Aerospace & Defense — 0.6%
Ducommun, Inc.*	8,200	$240,998
Moog, Inc. (Class A Stock)*	18,500	1,270,025
Triumph Group, Inc.(a)	227,700	5,965,740
Vectrus, Inc.*	100,700	2,561,808

		10,038,571

Air Freight & Logistics — 1.0%
Atlas Air Worldwide Holdings, Inc.*	276,528	16,038,624

Airlines — 1.8%
Hawaiian Holdings, Inc.*	91,800	4,984,740
SkyWest, Inc.	449,168	16,709,050
Spirit Airlines, Inc.*	127,000	7,273,290

		28,967,080

Auto Components — 2.9%
American Axle & Manufacturing Holdings, Inc.*	434,800	7,648,132
Cooper Tire & Rubber Co.(a)	122,608	4,695,886
Cooper-Standard Holdings, Inc.*	75,800	8,570,706
Dana, Inc.(a)	555,800	10,793,636
Stoneridge, Inc.*	156,600	3,070,926
Superior Industries International, Inc.	61,300	1,333,275
Tenneco, Inc.	52,500	3,309,075
Tower International, Inc.	281,989	7,641,902

		47,063,538

Banks — 17.0%
Arrow Financial Corp.	35,819	1,226,801
Associated Banc-Corp.	14,400	358,560
Banc of California, Inc.(a)	353,700	7,675,290
Banco Latinoamericano de Comercio Exterior SA (Panama)	237,111	6,800,344
Bank of Marin Bancorp	45,462	2,870,925
BankUnited, Inc.	123,700	4,365,373
Berkshire Hills Bancorp, Inc.	374,704	14,051,400
Bridge Bancorp, Inc.	45,900	1,663,875
Camden National Corp.	95,926	4,100,837
Cathay General Bancorp(a)	442,000	16,818,100
Century Bancorp, Inc. (Class A Stock)	6,900	435,045
Chemical Financial Corp.	10,300	488,735
Citizens & Northern Corp.(a)	26,616	618,822
CNB Financial Corp.	37,299	891,073
Community Trust Bancorp, Inc.	98,766	4,439,532
Customers Bancorp, Inc.*(a)	338,630	10,473,826
Enterprise Bancorp, Inc.	2,100	73,521
Enterprise Financial Services Corp.	223,080	9,425,130
Fidelity Southern Corp.(a)	305,193	6,872,946
Financial Institutions, Inc.	145,328	4,868,488
First Business Financial Services, Inc.	16,400	435,748
First Community Bancshares, Inc.	58,734	1,554,102
First Financial Bancorp(a)	159,051	4,397,760
First Financial Corp.	97,359	4,751,119
First Merchants Corp.(a)	138,407	5,727,282
Franklin Financial Network, Inc.*	9,300	377,115
Great Southern Bancorp, Inc.	90,163	4,521,674
Great Western Bancorp, Inc.(a)	265,100	10,922,120
Hanmi Financial Corp.	193,678	5,626,346
Heartland Financial USA, Inc.	218,150	10,471,200
Heritage Financial Corp.	36,000	950,400

Hilltop Holdings, Inc.(a)	180,303	5,014,226
Hope Bancorp, Inc.	835,716	15,301,960
Horizon Bancorp	98,354	2,654,574
IBERIABANK Corp.	182,000	14,441,700
International Bancshares Corp.(a)	367,082	13,728,867
Lakeland Bancorp, Inc.	105,927	2,060,280
MainSource Financial Group, Inc.	59,973	2,051,077
MidWestOne Financial Group, Inc.	12,662	439,371
OFG Bancorp (Puerto Rico)	37,700	441,090
Old National Bancorp	729,543	12,256,322
Opus Bank	8,200	184,910
Peapack Gladstone Financial Corp.	49,879	1,599,121
Prosperity Bancshares, Inc.(a)	246,758	16,582,138
Renasant Corp.(a)	26,200	1,110,880
S&T Bancorp, Inc.	155,663	5,597,641
Simmons First National Corp. (Class A Stock)	35,700	1,951,005
TCF Financial Corp.	142,400	2,351,024
TriCo Bancshares	107,350	3,806,631
Umpqua Holdings Corp.(a)	1,038,900	18,357,363
United Community Banks, Inc.	7,900	216,065
Valley National Bancorp	50,300	591,528
WesBanco, Inc.	169,848	6,761,649
West Bancorporation, Inc.	47,459	1,105,795

		276,858,706

Biotechnology — 0.4%
Myriad Genetics, Inc.*(a)	129,600	2,383,344
PDL BioPharma, Inc.(a)	550,300	1,238,175
United Therapeutics Corp.*	16,400	2,061,480

		5,682,999

Building Products — 0.1%
Continental Building Products, Inc.*	54,900	1,336,815
Ply Gem Holdings, Inc.*	18,200	350,350

		1,687,165

Capital Markets — 2.2%
Arlington Asset Investment Corp. (Class A Stock)(a)	113,696	1,655,414
Greenhill & Co., Inc.(a)	98,900	2,502,170
INTL FCStone, Inc.*	100,800	3,764,880
Moelis & Co. (Class A Stock)	92,200	3,383,740
OM Asset Management PLC	178,500	2,777,460
Piper Jaffray Cos.(a)	126,383	7,911,576
Stifel Financial Corp.*(a)	199,000	9,725,130
Waddell & Reed Financial, Inc. (Class A Stock)(a)	213,400	3,839,066

		35,559,436

Chemicals — 2.3%
A. Schulman, Inc.	122,400	3,873,960
Cabot Corp.	114,900	6,915,831
FutureFuel Corp.	158,400	2,448,864
Huntsman Corp.	114,200	2,828,734
Innophos Holdings, Inc.	25,200	1,208,088
Koppers Holdings, Inc.*	62,600	2,657,370
Stepan Co.	144,019	12,212,811
Trinseo SA	72,000	4,780,800

		36,926,458

Commercial Services & Supplies — 3.0%
ACCO Brands Corp.*	688,841	9,815,984

CECO Environmental Corp.(a)	81,600	921,264
Ennis, Inc.	420,956	7,408,826
Essendant, Inc.	125,900	2,102,530
Herman Miller, Inc.	206,100	6,821,910
Knoll, Inc.	96,700	2,316,932
McGrath RentCorp	48,400	1,684,804
Quad/Graphics, Inc.	204,771	5,377,286
Steelcase, Inc. (Class A Stock)	85,400	1,456,070
Viad Corp.	17,400	786,480
VSE Corp.	60,000	2,559,000
West Corp.	265,337	7,081,845

		48,332,931

Communications Equipment — 0.0%
Bel Fuse, Inc. (Class B Stock)	30,809	745,578

Construction & Engineering — 1.8%
AECOM*	189,800	6,493,058
Aegion Corp.*	330,793	7,548,696
Argan, Inc.	181,800	12,153,330
Chicago Bridge & Iron Co. NV(a)	126,900	3,817,152

		30,012,236

Consumer Finance — 1.7%
Encore Capital Group, Inc.*(a)	265,191	8,844,120
Enova International, Inc.*(a)	378,205	5,370,511
Nelnet, Inc. (Class A Stock)	208,253	9,373,467
PRA Group, Inc.*(a)	35,300	1,136,660
Regional Management Corp.*	48,000	951,840
World Acceptance Corp.*(a)	41,500	2,195,350

		27,871,948

Containers & Packaging — 0.4%
Graphic Packaging Holding Co.	170,800	2,319,464
Owens-Illinois, Inc.*	156,300	3,410,466

		5,729,930

Diversified Consumer Services — 1.0%
DeVry Education Group, Inc.(a)	438,200	16,585,870

Diversified Financial Services — 0.1%
Marlin Business Services Corp.	51,500	1,310,675

Diversified Telecommunication Services — 0.8%
Iridium Communications, Inc.*(a)	1,152,998	12,221,779

Electrical Equipment — 0.6%
Generac Holdings, Inc.*	37,300	1,311,841
Regal Beloit Corp.	103,900	8,192,515

		9,504,356

Electronic Equipment, Instruments & Components — 3.2%
Benchmark Electronics, Inc.*	264,546	8,386,108
Sanmina Corp.*	451,774	16,828,582
ScanSource, Inc.*	140,700	5,557,650
Tech Data Corp.*	53,900	5,155,535
TTM Technologies, Inc.*(a)	818,100	13,686,813
Vishay Intertechnology, Inc.(a)	112,800	1,844,280

		51,458,968

Energy Equipment & Services — 1.2%
Atwood Oceanics, Inc.*(a)	828,200	6,484,806
Diamond Offshore Drilling, Inc.*(a)	438,100	6,317,402
Ensco PLC (Class A Stock)	84,400	665,916
McDermott International, Inc.*	729,600	4,771,584
Rowan Cos. PLC (Class A Stock)*(a)	73,600	1,035,552

		19,275,260

Equity Real Estate Investment Trusts (REITs) — 7.4%
Ashford Hospitality Prime, Inc.	280,079	2,966,037
Ashford Hospitality Trust, Inc.	1,676,220	10,476,375
Care Capital Properties, Inc.	24,700	663,689
Chatham Lodging Trust	269,800	5,223,328
CorEnergy Infrastructure Trust, Inc.	184,615	6,734,755
DDR Corp.	177,100	1,914,451
First Potomac Realty Trust	173,685	1,910,535
Government Properties Income Trust	285,700	6,091,124
Hersha Hospitality Trust	420,400	7,752,176
Hospitality Properties Trust	238,200	7,581,906
InfraREIT, Inc.	325,000	6,207,500
iStar, Inc.*	95,900	1,172,857
Lexington Realty Trust	1,333,377	13,560,444
New Senior Investment Group, Inc.	250,400	2,609,168
RAIT Financial Trust	336,319	1,032,499
RLJ Lodging Trust	745,000	16,010,050
Select Income REIT	588,428	14,746,006
Washington Prime Group, Inc.	559,900	4,927,120
Xenia Hotels & Resorts, Inc.	460,700	8,043,822

		119,623,842

Food & Staples Retailing — 1.8%
Ingles Markets, Inc. (Class A Stock)	186,405	8,705,113
SpartanNash Co.	401,790	14,785,872
United Natural Foods, Inc.*	145,200	6,030,156

		29,521,141

Food Products — 2.1%
Darling Ingredients, Inc.*	739,900	11,194,687
Dean Foods Co.(a)	121,500	2,398,410
Fresh Del Monte Produce, Inc.(a)	206,461	12,656,059
Omega Protein Corp.	65,300	1,315,795
Sanderson Farms, Inc.(a)	61,400	7,108,892

		34,673,843

Gas Utilities — 0.1%
National Fuel Gas Co.(a)	41,300	2,287,194

Health Care Providers & Services — 1.8%
Brookdale Senior Living, Inc.*	368,800	4,790,712
Community Health Systems, Inc.*	36,400	313,404
Kindred Healthcare, Inc.(a)	596,400	5,725,440
LifePoint Health, Inc.*	120,400	7,482,860
Select Medical Holdings Corp.*	795,385	10,936,544

		29,248,960

Hotels, Restaurants & Leisure — 0.5%
BJ’s Restaurants, Inc.*	18,900	852,390
Fiesta Restaurant Group, Inc.*	25,500	620,925
International Game Technology PLC	40,700	903,540
Penn National Gaming, Inc.*(a)	232,900	4,303,992

Speedway Motorsports, Inc.	90,490	1,633,344

		8,314,191

Household Durables — 2.5%
Helen of Troy Ltd.*	118,400	11,129,600
KB Home(a)	533,500	10,990,100
La-Z-Boy, Inc.	153,400	4,279,860
MDC Holdings, Inc.(a)	64,200	1,990,842
Taylor Morrison Home Corp. (Class A Stock)*	554,800	12,815,880

		41,206,282

Independent Power & Renewable Electricity Producers — 0.8%
NRG Yield, Inc. (Class C Stock)(a)	691,900	12,246,630

Insurance — 5.4%
Ambac Financial Group, Inc.*	71,500	1,389,245
American Equity Investment Life Holding Co.	554,277	13,147,450
Argo Group International Holdings Ltd.	169,581	11,183,867
CNO Financial Group, Inc.	645,800	13,607,006
EMC Insurance Group, Inc.	50,450	1,446,906
Employers Holdings, Inc.	277,698	11,107,920
Enstar Group Ltd. (Bermuda)*	18,300	3,564,840
FBL Financial Group, Inc. (Class A Stock)	80,068	5,324,522
First American Financial Corp.	96,674	4,196,618
Heritage Insurance Holdings, Inc.	90,700	1,097,470
Independence Holding Co.	9,600	181,920
Maiden Holdings Ltd.	134,105	1,656,197
National General Holdings Corp.	131,600	2,992,584
National Western Life Group, Inc. (Class A Stock)	11,900	3,644,256
Selective Insurance Group, Inc.	199,767	10,547,698
United Insurance Holdings Corp.(a)	140,480	2,143,725
Validus Holdings Ltd.	8,500	469,880

		87,702,104

IT Services — 0.2%
Convergys Corp.(a)	101,731	2,289,965
EVERTEC, Inc. (Puerto Rico)	28,500	451,725
Sykes Enterprises, Inc.*	26,700	795,927

		3,537,617

Leisure Products — 0.4%
American Outdoor Brands Corp.*(a)	213,400	4,726,810
Malibu Boats, Inc. (Class A Stock)*	46,200	1,064,448

		5,791,258

Machinery — 2.8%
Briggs & Stratton Corp.	29,800	744,702
Columbus McKinnon Corp.	91,100	2,380,443
Douglas Dynamics, Inc.	92,601	2,953,972
Global Brass & Copper Holdings, Inc.	213,576	7,613,984
Greenbrier Cos., Inc. (The)(a)	294,900	12,813,405
Meritor, Inc.*	211,000	3,757,910
Milacron Holdings Corp.*	31,300	589,066
NN, Inc.	26,300	725,880
TriMas Corp.*	12,800	293,760
Wabash National Corp.(a)	565,997	12,893,412

		44,766,534

Marine — 0.1%
Costamare, Inc. (Monaco)(a)	114,300	770,382

Matson, Inc.	47,800	1,515,260

		2,285,642

Media — 2.0%
Entercom Communications Corp. (Class A Stock)(a)	123,582	1,563,312
Gannett Co., Inc.	585,900	4,898,124
Gray Television, Inc.*	167,100	2,448,015
Meredith Corp.(a)	219,200	12,834,160
New Media Investment Group, Inc.	45,900	604,044
Saga Communications, Inc. (Class A Stock)	8,010	410,513
TEGNA, Inc.	245,400	6,252,792
Time, Inc.	198,900	3,023,280

		32,034,240

Metals & Mining — 1.1%
Handy & Harman Ltd.*	46,093	1,256,034
Kaiser Aluminum Corp.	26,700	2,253,747
Reliance Steel & Aluminum Co.	27,900	2,199,078
Schnitzer Steel Industries, Inc. (Class A Stock)	76,200	1,440,180
Tahoe Resources, Inc.	290,000	2,337,400
Worthington Industries, Inc.	208,215	9,057,353

		18,543,792

Mortgage Real Estate Investment Trusts (REITs) — 4.9%
AG Mortgage Investment Trust, Inc.	329,181	6,237,980
Anworth Mortgage Asset Corp.	52,400	307,064
Apollo Commercial Real Estate Finance, Inc.	407,983	7,869,992
ARMOUR Residential REIT, Inc.	265,900	6,400,213
Capstead Mortgage Corp.	610,092	6,796,425
CYS Investments, Inc.	832,609	7,102,155
Dynex Capital, Inc.	619,006	4,283,521
Invesco Mortgage Capital, Inc.	512,726	8,362,561
Ladder Capital Corp.	132,290	1,935,403
MTGE Investment Corp.	371,737	6,691,266
New Residential Investment Corp.	790,478	13,177,268
New York Mortgage Trust, Inc.	154,000	987,140
Redwood Trust, Inc.	418,100	7,136,967
Western Asset Mortgage Capital Corp.	279,100	2,938,923

		80,226,878

Multiline Retail — 0.3%
Big Lots, Inc.(a)	97,200	4,907,628

Multi-Utilities — 0.1%
NorthWestern Corp.	39,000	2,331,420

Oil, Gas & Consumable Fuels — 2.7%
Adams Resources & Energy, Inc.	20,378	827,754
Ardmore Shipping Corp. (Ireland)(a)	86,800	672,700
Delek US Holdings, Inc.	81,533	1,962,499
DHT Holdings, Inc.(a)	959,800	4,597,442
Dorian LPG Ltd.*(a)	143,300	1,302,597
Gulfport Energy Corp.*	81,900	1,300,572
Oasis Petroleum, Inc.*	639,000	7,629,660
Renewable Energy Group, Inc.*	28,300	295,735
Scorpio Tankers, Inc. (Monaco)(a)	1,197,000	5,266,800
Ship Finance International Ltd. (Norway)(a)	435,169	6,114,125
Teekay Tankers Ltd. (Bermuda) (Class A Stock)(a)	374,100	766,905
Western Refining, Inc.	286,900	9,895,181

World Fuel Services Corp.	68,500	2,522,855

		43,154,825

Paper & Forest Products — 1.4%
Clearwater Paper Corp.*	40,000	1,944,000
Domtar Corp.(a)	88,100	3,493,165
KapStone Paper & Packaging Corp.	182,422	3,847,280
P.H. Glatfelter Co.	134,100	2,884,491
Schweitzer-Mauduit International, Inc.	225,743	9,718,236

		21,887,172

Personal Products — 0.0%
USANA Health Sciences, Inc.*	7,400	420,690

Pharmaceuticals — 0.2%
Lannett Co., Inc.*(a)	138,700	3,606,200

Professional Services — 1.0%
Barrett Business Services, Inc.	27,900	1,608,714
FTI Consulting, Inc.*	44,900	1,553,091
Huron Consulting Group, Inc.*	60,300	2,683,350
ICF International, Inc.*	13,900	613,685
ManpowerGroup, Inc.	26,600	2,686,068
TrueBlue, Inc.*	285,200	7,800,220

		16,945,128

Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	28,000	3,216,080

Road & Rail — 0.1%
Roadrunner Transportation Systems, Inc.*	191,000	1,283,520
Ryder System, Inc.	7,600	516,116

		1,799,636

Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc.*	473,561	5,578,549
Photronics, Inc.*	75,800	871,700

		6,450,249

Specialty Retail — 5.6%
Aaron’s, Inc.	18,000	646,920
American Eagle Outfitters, Inc.(a)	304,200	4,286,178
Asbury Automotive Group, Inc.*	52,600	3,219,120
Ascena Retail Group, Inc.*(a)	1,074,800	4,202,468
AutoNation, Inc.*(a)	66,300	2,784,600
Big 5 Sporting Goods Corp.(a)	61,800	951,720
Caleres, Inc.	186,200	5,366,284
Cato Corp. (The) (Class A Stock)	46,322	1,045,024
Chico’s FAS, Inc.	388,600	5,370,452
DSW, Inc. (Class A Stock)	350,400	7,225,248
Express, Inc.*	683,700	5,900,331
Finish Line, Inc. (The) (Class A Stock)	370,400	5,856,024
Francesca’s Holdings Corp.*(a)	165,400	2,610,012
Genesco, Inc.*(a)	123,700	6,593,210
Group 1 Automotive, Inc.	96,100	6,626,095
Lithia Motors, Inc. (Class A Stock)	7,300	697,515
Office Depot, Inc.	2,265,700	11,260,529
Party City Holdco, Inc.*(a)	54,900	878,400
Penske Automotive Group, Inc.(a)	61,800	2,948,478
Pier 1 Imports, Inc.(a)	266,800	1,798,232

Rent-A-Center, Inc.(a)	85,300	911,857
Shoe Carnival, Inc.	107,558	2,728,747
Sonic Automotive, Inc. (Class A Stock)	203,700	3,992,520
Tailored Brands, Inc.(a)	60,000	739,800
Tilly’s, Inc. (Class A Stock)	19,600	187,376
Vitamin Shoppe, Inc.*	82,900	1,599,970
Zumiez, Inc.*	45,400	814,930

		91,242,040

Textiles, Apparel & Luxury Goods — 1.5%
Fossil Group, Inc.*(a)	337,100	5,814,975
Iconix Brand Group, Inc.*(a)	504,100	3,528,700
Movado Group, Inc.	149,600	3,500,640
Perry Ellis International, Inc.*	94,100	1,930,932
Unifi, Inc.*	51,300	1,439,991
Vera Bradley, Inc.*(a)	58,300	533,445
Wolverine World Wide, Inc.	336,500	8,113,015

		24,861,698

Thrifts & Mortgage Finance — 6.5%
BOFI Holding, Inc.*(a)	32,900	785,981
Dime Community Bancshares, Inc.	421,483	8,197,844
Essent Group Ltd.*	242,500	8,974,925
Federal Agricultural Mortgage Corp. (Class C Stock)	99,362	5,668,602
First Defiance Financial Corp.	99,472	5,335,678
Flagstar Bancorp, Inc.*	77,600	2,269,024
HomeStreet, Inc.*	43,700	1,136,200
MGIC Investment Corp.*	1,472,500	15,520,150
Oritani Financial Corp.	180,782	3,064,255
PennyMac Financial Services, Inc. (Class A Stock)*	39,915	658,597
Provident Financial Services, Inc.(a)	263,620	6,772,398
Radian Group, Inc.	887,766	14,985,490
TrustCo Bank Corp.	116,141	923,321
United Financial Bancorp, Inc.	153,800	2,656,126
Walker & Dunlop, Inc.*	239,021	10,720,092
Washington Federal, Inc.	545,004	18,366,635

		106,035,318

Tobacco — 0.9%
Universal Corp.(a)	204,200	14,998,490

Trading Companies & Distributors — 2.4%
Air Lease Corp.(a)	158,800	6,056,632
Aircastle Ltd.(a)	629,553	14,870,042
CAI International, Inc.*	265,606	5,476,796
GATX Corp.(a)	92,147	5,519,605
H&E Equipment Services, Inc.	105,300	2,223,936
Rush Enterprises, Inc. (Class A Stock)*	57,200	2,159,300
WESCO International, Inc.*	37,100	2,261,245

		38,567,556

TOTAL COMMON STOCKS (cost $1,375,485,884)		1,614,306,386

EXCHANGE TRADED FUND — 0.4%
iShares Russell 2000 Value ETF(a) (cost $5,197,037)	53,439	6,337,865

TOTAL LONG-TERM INVESTMENTS (cost $1,380,682,921)		1,620,644,251

SHORT-TERM INVESTMENTS — 18.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	4,635	4,635
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $306,408,677; includes $306,190,180 of cash collateral for securities on loan)(b)(c)	306,376,384	306,437,659

TOTAL SHORT-TERM INVESTMENTS (cost $306,413,312)		306,442,294

TOTAL INVESTMENTS — 118.5% (cost $1,687,096,233)(d)		1,927,086,545
Liabilities in excess of other assets — (18.5)%		(300,846,410)

NET ASSETS — 100.0%		$1,626,240,135

See the Glossary for abbreviations used in quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $294,330,222; cash collateral of $306,190,180 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$1,696,118,979

Appreciation	284,471,329
Depreciation	(53,503,763)

Net Unrealized Appreciation	$230,967,566

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$10,038,571	$—	$—
Air Freight & Logistics	16,038,624	—	—
Airlines	28,967,080	—	—
Auto Components	47,063,538	—	—
Banks	276,858,706	—	—
Biotechnology	5,682,999	—	—
Building Products	1,687,165	—	—
Capital Markets	35,559,436	—	—
Chemicals	36,926,458	—	—
Commercial Services & Supplies	48,332,931	—	—
Communications Equipment	745,578	—	—
Construction & Engineering	30,012,236	—	—
Consumer Finance	27,871,948	—	—

Containers & Packaging	5,729,930	—	—
Diversified Consumer Services	16,585,870	—	—
Diversified Financial Services	1,310,675	—	—
Diversified Telecommunication Services	12,221,779	—	—
Electrical Equipment	9,504,356	—	—
Electronic Equipment, Instruments & Components	51,458,968	—	—
Energy Equipment & Services	19,275,260	—	—
Equity Real Estate Investment Trusts (REITs)	119,623,842	—	—
Food & Staples Retailing	29,521,141	—	—
Food Products	34,673,843	—	—
Gas Utilities	2,287,194	—	—
Health Care Providers & Services	29,248,960	—	—
Hotels, Restaurants & Leisure	8,314,191	—	—
Household Durables	41,206,282	—	—
Independent Power & Renewable Electricity Producers	12,246,630	—	—
Insurance	87,702,104	—	—
IT Services	3,537,617	—	—
Leisure Products	5,791,258	—	—
Machinery	44,766,534	—	—
Marine	2,285,642	—	—
Media	32,034,240	—	—
Metals & Mining	18,543,792	—	—
Mortgage Real Estate Investment Trusts (REITs)	80,226,878	—	—
Multiline Retail	4,907,628	—	—
Multi-Utilities	2,331,420	—	—
Oil, Gas & Consumable Fuels	43,154,825	—	—
Paper & Forest Products	21,887,172	—	—
Personal Products	420,690	—	—
Pharmaceuticals	3,606,200	—	—
Professional Services	16,945,128	—	—
Real Estate Management & Development	3,216,080	—	—
Road & Rail	1,799,636	—	—
Semiconductors & Semiconductor Equipment	6,450,249	—	—
Specialty Retail	91,242,040	—	—
Textiles, Apparel & Luxury Goods	24,861,698	—	—
Thrifts & Mortgage Finance	106,035,318	—	—
Tobacco	14,998,490	—	—
Trading Companies & Distributors	38,567,556	—	—
Exchange Traded Fund	6,337,865	—	—
Affiliated Mutual Funds	306,442,294	—	—

Total	$1,927,086,545	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

Exchange

AEX	Amsterdam Stock Exchange
XLON	London Stock Exchange

Other

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ACES	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
bps	Basis points
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities Index
CPI	Consumer Price Index
CMM	Constant Maturity Mortgage
CMT	Constant Maturity Treasury
CVA	Certificate Van Aandelen (Bearer)
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Federal Funds Effective Rate

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”)(formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event there is no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price are based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the period, there were no changes to report with respect to the valuation approach, and for valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Each Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    June 16, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    June 16, 2017

*	Print the name and title of each signing officer under his or her signature.